Taxation, Income Tax Provision and Reconciliation of Income Tax Provision (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Tax expense comprises income tax [Abstract]
Current tax benefit / (expense)	$ 0	$ 0	$ 0	$ 0
Tax expense related to movements in deferred tax balances	0	0	0	0
Income tax (expense) / benefit	0	0	0	0
Numerical reconciliation between tax (expense) / benefit and pre-tax net result [Abstract]
Loss before tax	(4,070)	(9,554)	(7,825)	(6,391)
Prima facie taxation benefit at 30%	(1,221)	(2,866)	(2,348)	(1,917)
Decrease / (increase) in income tax benefit due to [Abstract]
Differences in tax rates	129	273	232	224
Non-deductible expenses	337	1,162	746	1,113
Foreign exchange and other translation adjustments	81	(38)	(130)	(586)
Additional tax deductible expenditure	(25)	(4)	(7)	(166)
Unrecognized tax losses relating to current year	699	1,473	1,507	1,181
Adjustments for prior years	0	0	0	151
Income tax (expense) / benefit	$ 0	$ 0	$ 0	$ 0
Percentage of tax benefit	30.00%